UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10445

        Nuveen Ohio Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
	May 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.9% (2.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 250	5.875%, 6/01/30	6/17 at 100.00	BBB	$196,165
2,200	5.875%, 6/01/47	6/17 at 100.00	BBB	1,437,238
45	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	37,496
	Series 2002, 5.375%, 5/15/33

2,495	Total Consumer Staples			1,670,899

	Education and Civic Organizations – 12.2% (8.0% of Total Investments)
1,345	Bowling Green State University, Ohio, General Receipts Bonds, Series 2003, 5.250%, 6/01/18 -	6/13 at 100.00	A	1,428,121
	AMBAC Insured
450	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	423,329
	2006, 5.000%, 7/01/41
1,050	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/11 at 100.00	Baa2	1,019,865
	2001, 5.500%, 12/01/15
1,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 –	6/13 at 100.00	AA–	1,020,600
	FGIC Insured
1,245	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 –	6/14 at 100.00	A+	1,295,236
	AMBAC Insured

5,090	Total Education and Civic Organizations			5,187,151

	Health Care – 22.6% (14.9% of Total Investments)
1,090	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	891,391
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A	946,010
	Series 2002A, 5.500%, 8/15/22
250	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	229,998
	2005, 5.000%, 11/01/40
1,850	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/11 at 101.00	AA–	1,887,592
	Partners, Series 2001A, 5.400%, 10/01/21
225	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	202,203
	Inc., Series 2006, 5.250%, 5/15/21
700	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	683,991
	5.000%, 5/01/30
90	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	92,081
35	Ohio Higher Educational Facilities Commission, Revenue Bonds, Cleveland Clinic Health System	1/18 at 100.00	Aa2	36,083
	Obligated Group, Series 2008A, 5.000%, 1/01/25
100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	102,952
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	668,757
	Obligated Group, Series 2000B, 6.375%, 11/15/30
350	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	297,056
	5.250%, 11/15/36
90	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	89,154
	5.750%, 12/01/35
3,670	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series	10/11 at 101.00	Baa1	3,443,814
	2001, 5.750%, 10/01/26 – RAAI Insured

10,115	Total Health Care			9,571,082

	Housing/Multifamily – 5.2% (3.4% of Total Investments)
1,000	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	5/12 at 102.00	Aaa	1,031,670
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)

250	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	248,095
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
250	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	218,880
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
750	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	709,163
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)

2,250	Total Housing/Multifamily			2,207,808

	Housing/Single Family – 2.2% (1.4% of Total Investments)
995	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	927,877
	9/01/31 (Alternative Minimum Tax)

	Industrials – 8.2% (5.4% of Total Investments)
3,000	Ohio State Sewage and Solid Waste Disposal Facilities, Revenue Bonds, Anheuser-Busch Project,	11/11 at 100.00	BBB+	2,492,520
	Series 2001, 5.500%, 11/01/35 (Alternative Minimum Tax)
640	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	610,035
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
500	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	365,700
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

4,140	Total Industrials			3,468,255

	Long-Term Care – 0.7% (0.5% of Total Investments)
475	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities	1/17 at 100.00	BBB	313,320
	Project, Series 2006A, 5.000%, 1/01/37

	Tax Obligation/General – 45.7% (30.1% of Total Investments)
1,700	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center	11/11 at 101.00	A2	1,717,493
	Acquisition, Series 2001, 5.000%, 11/01/26 – AMBAC Insured
	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds,
	Series 2004:
1,000	5.000%, 12/01/15 – FSA Insured	6/14 at 100.00	AAA	1,106,770
1,000	5.000%, 12/01/22 – FSA Insured	6/14 at 100.00	AAA	1,027,010
300	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	114,960
	0.000%, 12/01/27 – FSA Insured
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	428,876
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,070,750
400	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	416,620
1,905	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	1,951,692
	FSA Insured
1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	AA–	971,920
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – MBIA Insured
345	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	AA–	351,458
	5.000%, 12/01/30 – FGIC Insured
2,420	Lorain County, Ohio, Limited Tax General Obligation Justice Center Bonds, Series 2002, 5.500%,	12/12 at 100.00	Aa3	2,572,629
	12/01/22 – FGIC Insured
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	1,046,929
	2006, 5.000%, 12/01/25 – FSA Insured
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aa1	207,068
	Series 2007, 5.000%, 12/01/31
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	A2	50,335
	5.250%, 12/01/36
2,665	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AA–	2,672,329
	5.000%, 12/01/28 – FGIC Insured
400	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	402,976
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
1,960	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/25 – FGIC Insured	12/11 at 100.00	AA	1,988,538
1,000	Powell, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/25 – FGIC Insured	12/12 at 100.00	AA+	1,038,990
50	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AAA	50,816
	5.250%, 12/01/36 – AGC Insured
200	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	202,578
	School Improvment Series 2009, 5.125%, 12/01/37

19,000	Total Tax Obligation/General			19,390,737

	Tax Obligation/Limited – 15.0% (9.9% of Total Investments)
1,400	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A2	1,331,288
	AMBAC Insured
250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	257,375
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AAA	1,055,990
	Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured
1,500	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AA	1,538,595
	5.500%, 12/01/09 – MBIA Insured
1,095	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series	12/13 at 100.00	AA	1,181,855
	2004A-II, 5.000%, 12/01/18
1,000	Summit County Port Authority, Ohio, Revenue Bonds, Civic Theatre Project, Series 2001, 5.500%,	12/11 at 100.00	BBB	1,005,100
	12/01/26 – AMBAC Insured

6,245	Total Tax Obligation/Limited			6,370,203

	U.S. Guaranteed – 22.0% (14.5% of Total Investments) (4)
1,845	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.250%, 1/01/18 (Pre-refunded	1/10 at 101.00	AAA	1,915,811
	1/01/10) – FSA Insured
605	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	714,384
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – FSA Insured
1,000	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Capital Improvement	12/11 at 100.00	Aa3 (4)	1,100,720
	Bonds, Series 2001A, 5.125%, 12/01/21 (Pre-refunded 12/01/11) – MBIA Insured
2,250	Lebanon City School District, Warren County, Ohio, General Obligation Bonds, Series 2001,	12/11 at 100.00	AAA	2,497,433
	5.500%, 12/01/21 (Pre-refunded 12/01/11) – FSA Insured
1,000	Marysville Exempted Village School District, Ohio, Certificates of Participation, School	6/15 at 100.00	N/R (4)	1,174,520
	Facilities Project, Series 2005, 5.250%, 12/01/21 (Pre-refunded 6/01/15) – MBIA Insured
1,050	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (4)	1,227,650
	Bonds, Series 2004A, 5.500%, 12/01/15 (Pre-refunded 6/01/14) – FGIC Insured
635	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	691,032
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)

8,385	Total U.S. Guaranteed			9,321,550

	Utilities – 12.6% (8.3% of Total Investments)
1,000	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1	966,810
1,065	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A	287,380
	MBIA Insured
2,500	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	11/09 at 101.00	A	2,385,775
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
595	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	582,457
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
1,400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 101.00	N/R	1,130,290
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

6,560	Total Utilities			5,352,712

	Water and Sewer – 1.5% (1.0% of Total Investments)
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A3	124,456
	AMBAC Insured
210	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	222,812
	Series 2008, 5.000%, 6/01/28 – FSA Insured
270	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	284,545
	5.000%, 12/01/21 – FSA Insured

610	Total Water and Sewer			631,813

$ 66,360	Total Investments (cost $65,730,182) – 151.8%			64,413,407

	Other Assets Less Liabilities – 2.6%			1,129,522

	Preferred Shares, at Liquidation Value – (54.4)% (5)			(23,100,000)

	Net Assets Applicable to Common Shares – 100%			$42,442,929

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$64,413,407	$ —	$64,413,407

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $65,703,113.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 1,557,928
Depreciation	(2,847,634)

Net unrealized appreciation (depreciation) of investments	$(1,289,706)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.9%.
N/R	Not rated.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                  Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                  Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 30, 2009